Income Taxes - Summary of Net Deferred Income Tax (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Deferred tax assets:
R&D expenditures	$ 7,012	$ 6,441
Net operating loss (NOL) carryforwards	18,918	13,862
ITC credits	1,210	963
Property and equipment	791	742
Convertible debenture embedded derivative liabilities		13
Financing costs	2,440
Accruals	149	101
Section 174 capitalized R&D costs	393
Other	172
Total deferred tax assets	31,085	22,122
Valuation allowance	$ (31,085)	(22,048)
Net deferred tax assets (liability)		74
Deferred tax liabilities:
Convertible debentures		(9)
Other		(65)
Total deferred tax liabilities		$ (74)